GREAT HALL(R)

                             INVESTMENT FUNDS, INC.







                                  Annual Report

                                  July 31, 2001





                    [LOGO] GREAT HALL INVESTMENT FUNDS, INC.

              CONTENTS




              Statements of Assets and Liabilities               2

              Statements of Operations                           3

              Statements of Changes in Net Assets                4

              Notes to Financial Statements                      6

              Schedules of Investments in Securities:

                 Prime Money Market Fund                        10

                 U.S. Government Money Market Fund              15

                 Tax-Free Money Market Fund                     16

                 Institutional Prime Money Market Fund          24

                 Institutional Tax-Free Money Market Fund       26

              Notes to Investments in Securities                30

              Report of Independent Accountants                 31

              Federal Tax Information                           32

The Great Hall(R) family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

Managed by Voyageur Asset Management Inc., the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall management team is looking out for your future.

Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

                                                              September 18, 2001




[PHOTO]
RAYE KANZENBACH, CFA


To Our Shareholders:

We are pleased to present the July 31, 2001 Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds. This report contains a Statement of Assets and Liabilities for each fund and a detailed schedule of each fund's investment portfolio as of July 31, 2001. Also included are Statements of Operations which show each fund's earnings and expenses, and Statements of Changes in Net Assets for the fiscal year.

Short-term interest rates declined approximately 2.75% during the fiscal year ending July 31. These rates began dropping in December as the market realized that the economy's growth rate was significantly slowing. In January the Federal Reserve responded to the faltering economy by initiating a series of reductions in the fed funds rate. The Fed lowered rates unusually aggressively from 6.50% at the end of 2000 to 3.75% by the end of July. The Fed has since reduced the fed funds rate to 3.00% in response to continued economic weakness and the uncertainty subsequent to the terrorist attacks in the United States on September 11, 2001. This easing of monetary policy is designed to provide abundant liquidity to the economy in this period of uncertainty.

The Feds reduction in the fed funds rate caused a commensurate decline of interest rates on money market instruments. This of course has resulted in a decline in yields on the Great Hall Money Market Funds, which invest in these securities.

Each of the Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the primary objectives of safety of principal and a high degree of liquidity. This prudent strategy has earned the confidence of investors, who have brought the net assets of the Funds to over $6.7 billion as of July 31, 2001.

Thank you for your confidence in the Great Hall Funds. We pledge to continue managing these Funds in the careful and diligent manner that you have come to expect.

Sincerely,


/s/ Raye C. Kanzenbach


Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2001


                                           PRIME       U.S. GOVERNMENT    TAX-FREE      INST'L PRIME   INST'L TAX-FREE
                                           MONEY            MONEY           MONEY           MONEY           MONEY
                                        MARKET FUND      MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND
======================================================================================================================
ASSETS:
Investments in securities at
  market value (note 2),
  (amortized cost
  $5,278,109,437; $461,831,963;
  $488,215,882; $364,422,798
  and $171,152,400,
  respectively) ....................  $5,273,653,546   $  461,831,963  $  488,215,882  $  364,422,798  $  171,152,400
Cash in bank on demand
  deposit ..........................           9,287           10,739          13,841          10,679          26,171
Accrued interest receivable ........      10,818,843          916,724       2,087,271       1,353,051         811,808
Organization costs (note 2) ........              --               --              --           1,730              --
----------------------------------------------------------------------------------------------------------------------
Total assets .......................   5,284,481,676      462,759,426     490,316,994     365,788,258     171,990,379
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment
  advisory fee .....................       1,904,257          156,564         206,624          78,272          35,864
Other accrued expenses .............       1,057,575          135,516         177,520         117,012          99,469
----------------------------------------------------------------------------------------------------------------------
Total liabilities ..................       2,961,832          292,080         384,144         195,284         135,333
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital stock ........  $5,281,519,844   $  462,467,346  $  489,932,850  $  365,592,974  $  171,855,046
======================================================================================================================
REPRESENTED BY:
Capital stock - authorized
  100 billion shares of $.01 par
  value for each Fund,
  outstanding 5,285,975,735;
  462,467,346 and 489,932,850
  shares, respectively .............  $   52,859,757   $    4,624,673  $    4,899,329  $           --  $           --
Capital stock - authorized
  10 billion shares of $.01 par
  value for each Fund,
  outstanding 365,592,974 and
  171,855,046 shares,
  respectively .....................              --               --              --       3,655,930       1,718,550
Additional paid-in capital .........   5,233,115,978      457,842,673     485,033,521     361,937,044     170,136,496
Unrealized depreciation on
  investments ......................      (4,455,891)              --              --              --              --
----------------------------------------------------------------------------------------------------------------------
  Total - representing net assets
    applicable to outstanding
    capital stock ..................  $5,281,519,844   $  462,467,346  $  489,932,850  $  365,592,974  $  171,855,046
======================================================================================================================
Net asset value per share of
 outstanding capital stock .........  $         1.00   $         1.00  $         1.00  $         1.00  $         1.00
======================================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2001


                                      PRIME       U.S. GOVERNMENT   TAX-FREE     INST'L PRIME  INST'L TAX-FREE
                                      MONEY            MONEY          MONEY          MONEY           MONEY
                                   MARKET FUND      MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND
=============================================================================================================
INCOME:
 Interest ......................   $299,651,253    $ 19,584,162   $ 17,385,178   $ 26,700,982   $  5,702,449
-------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
  Investment advisory fee ......     22,849,662       1,508,024      2,371,663      1,145,041        384,191
  Custodian, accounting and
    transfer agent fees ........        257,600          60,500         65,350         50,000         33,650
  Sub-accounting fees ..........      6,722,097         198,475        152,340          4,307          2,422
  Reports to shareholders ......      2,051,000          67,250         49,100          3,150          4,050
  Amortization of
    organization costs .........             --              --             --          1,682             --
  Directors' fees ..............         18,300          18,300         18,300         18,300         18,300
  Audit and legal fees .........        102,000          27,750         31,000         23,950         19,000
  Registration fees ............        388,000          51,043        120,812        160,676        129,066
  Administrative ...............         42,400             900          1,850          2,900            700
  Other expenses ...............         51,000          25,900          8,850          8,550          3,400
-------------------------------------------------------------------------------------------------------------
Total expenses .................     32,482,059       1,958,142      2,819,265      1,418,556        594,779
-------------------------------------------------------------------------------------------------------------
Investment income - net ........    267,169,194      17,626,020     14,565,913     25,282,426      5,107,670
-------------------------------------------------------------------------------------------------------------
Change in unrealized
  depreciation on
  investments - net ............     (4,455,891)             --             --             --             --
-------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations ....   $262,713,303    $ 17,626,020   $ 14,565,913   $ 25,282,426   $  5,107,670
=============================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                              PRIME                       U.S. GOVERNMENT                      TAX-FREE
                                        MONEY MARKET FUND                MONEY MARKET FUND                 MONEY MARKET FUND
===================================================================================================================================
                                      YEAR             YEAR            YEAR             YEAR             YEAR             YEAR
                                     ENDED            ENDED           ENDED            ENDED            ENDED            ENDED
                                    JULY 31,         JULY 31,        JULY 31,         JULY 31,         JULY 31,         JULY 31,
                                      2001             2000            2001             2000             2001             2000
===================================================================================================================================
Operations:
 Investment income,
   net .......................  $  267,169,194   $  251,917,340   $   17,626,020   $   14,603,545   $   14,565,913   $   13,860,450
 Unrealized
   depreciation on
   investments - net .........      (4,455,891)              --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net
   assets resulting
   from operations ...........     262,713,303      251,917,340       17,626,020       14,603,545       14,565,913       13,860,450
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from:
 Investment income -
   net .......................    (267,169,194)    (251,917,340)     (17,626,020)     (14,603,545)     (14,565,913)     (13,860,450)
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to
   shareholders ..............    (267,169,194)    (251,917,340)     (17,626,020)     (14,603,545)     (14,565,913)     (13,860,450)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share
 transactions at net
 asset value of
 $1.00 per share:
   Proceeds from
    sales ....................   2,185,142,334    2,124,001,382      456,900,801      234,351,937      483,915,647      464,030,216
   Shares issued for
    reinvestment of
    distributions ............     267,169,194      251,917,340       17,626,020       14,603,545       14,565,913       13,860,450
   Payment for shares
    redeemed .................  (2,017,838,908)  (2,047,115,404)    (279,020,646)    (253,370,796)    (434,778,368)    (548,799,640)
-----------------------------------------------------------------------------------------------------------------------------------
 Increase/(decrease)
   in net assets from
   capital share
   transactions ..............     434,472,620      328,803,318      195,506,175       (4,415,314)      63,703,192      (70,908,974)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase/(decrease)
 in net assets ...............     430,016,729      328,803,318      195,506,175       (4,415,314)      63,703,192      (70,908,974)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
 of period ...................   4,851,503,115    4,522,699,797      266,961,171      271,376,485      426,229,658      497,138,632
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period ...................  $5,281,519,844   $4,851,503,115   $  462,467,346   $  266,961,171   $  489,932,850   $  426,229,658
===================================================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                         INSTITUTIONAL PRIME              INSTITUTIONAL TAX-FREE
                                          MONEY MARKET FUND                  MONEY MARKET FUND
======================================================================================================
                                       YEAR              YEAR              YEAR              YEAR
                                       ENDED            ENDED             ENDED             ENDED
                                     JULY 31,          JULY 31,          JULY 31,          JULY 31,
                                       2001              2000              2001              2000
======================================================================================================
Operations:
 Investment income,
   net ........................   $   25,282,426    $   23,713,690    $    5,107,670    $    3,635,739
 Unrealized
   depreciation on
   investments - net ..........               --                --                --                --
------------------------------------------------------------------------------------------------------
 Net increase in net
   assets resulting
   from operations ............       25,282,426        23,713,690         5,107,670         3,635,739
------------------------------------------------------------------------------------------------------
Distributions from:
 Investment income -
   net ........................      (25,282,426)      (23,713,690)       (5,107,670)       (3,635,739)
------------------------------------------------------------------------------------------------------
 Total distributions to
   shareholders ...............      (25,282,426)      (23,713,690)       (5,107,670)       (3,635,739)
------------------------------------------------------------------------------------------------------
Capital share
 transactions at net
 asset value of
 $1.00 per share:
   Proceeds from
    sales .....................      701,405,516     1,025,812,563       217,266,221       285,108,439
   Shares issued for
    reinvestment of
    distributions .............       25,282,426        23,713,690         5,107,670         3,635,739
   Payment for shares
    redeemed ..................     (743,585,537)     (977,218,781)     (209,439,729)     (182,971,975)
------------------------------------------------------------------------------------------------------
 Increase/(decrease)
   in net assets from
   capital share
   transactions ...............      (16,897,595)       72,307,472        12,934,162       105,772,203
------------------------------------------------------------------------------------------------------
Total increase/(decrease)
 in net assets ................      (16,897,595)       72,307,472        12,934,162       105,772,203
------------------------------------------------------------------------------------------------------
Net assets at beginning
 of period ....................      382,490,569       310,183,097       158,920,884        53,148,681
------------------------------------------------------------------------------------------------------
Net assets at end
 of period ....................   $  365,592,974    $  382,490,569    $  171,855,046    $  158,920,884
======================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: the Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

    On September 4, 2001 the Board of Directors ratified the termination of KPMG LLP (KPMG) as the funds' independent accountants. KPMG expressed an unqualified opinion on the funds' financial statements as of July 31, 2000 and for the periods then ended. There were no disagreements between the funds' management and KPMG prior to their termination. The Board approved the termination of KPMG and the appointment of PricewaterhouseCoopers LLP as the funds' independent accountants.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the funds are as follows:

    INVESTMENTS IN SECURITIES
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share.

    As of July 31, 2001, a single security held by the Prime Money Market Fund was in default as the issuer had not paid the principal balance at the maturity date. For financial statement reporting purposes, this security was valued at fair market value, as determined by prices obtained from independent broker-dealers, rather than at amortized cost. The security has also ceased to earn interest. The net asset value of the Prime Money Market Fund remained at $1.00 per share, rounded, including the valuation of this security.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    FEDERAL TAXES
    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

    DISTRIBUTIONS TO SHAREHOLDERS
    Distributions to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or paid in cash.

    ORGANIZATION COSTS
    Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS
    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  INVESTMENT SECURITY TRANSACTIONS

    Cost of purchases and proceeds from sales of securities from August 1, 2000 to July 31, 2001 were as follows:

                                                PURCHASES         SALES PROCEEDS
    ============================================================================
    Prime Fund ..........................   $53,498,474,283      $53,062,104,439
    U.S. Government Fund ................     9,260,755,958        9,064,472,970
    Tax-Free Fund .......................     1,010,399,573          945,807,246
    Institutional Prime Fund ............     7,656,249,793        7,672,698,760
    Institutional Tax-Free Fund .........       358,745,941          345,779,204

4.  FEES AND EXPENSES

    The Company has entered into an investment advisory agreement with Voyageur Asset Management Inc. (VAM), formerly Insight Investment Management, Inc., a wholly-owned subsidiary of Dain Rauscher Corporation, under which VAM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay VAM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets.

    Each of the five funds has also entered into sub-accounting agreements with affiliate Dain Rauscher Incorporated (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $21 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory fee and the shareholder account servicing fee, each fund is responsible for paying other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, audit and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $88,059 for the period ended July 31, 2001 were paid to a law firm of which the Secretary of the funds is a partner.

5.  FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                           PRIME MONEY MARKET FUND
===========================================================================================================================
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                  JULY 31, 2001  JULY 31, 2000  JULY 31, 1999  JULY 31, 1998  JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations .............         0.05           0.05           0.05           0.05           0.05
Distributions from investment operations ......        (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ................       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------
Total return ..................................          5.1%           5.3%           4.6%           5.0%           4.9%
Net assets, end of period (millions) ..........       $5,282         $4,852         $4,523         $4,844         $3,130
Ratio of expenses to average net assets .......         0.62%          0.63%          0.61%          0.63%          0.64%
Ratio of net investment income to average
  net assets ..................................         5.11%          5.32%          4.62%          5.04%          4.90%
===========================================================================================================================

                                                                      U.S. GOVERNMENT MONEY MARKET FUND
===========================================================================================================================

                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                  JULY 31, 2001  JULY 31, 2000  JULY 31, 1999  JULY 31, 1998  JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations .............         0.05           0.05           0.05           0.05           0.05
Distributions from investment operations ......        (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ................       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------
Total return ..................................          5.1%           5.2%           4.5%           5.0%           4.8%
Net assets, end of period (millions) ..........       $  462         $  267         $  271         $  229         $  182
Ratio of expenses to average net assets .......         0.54%          0.57%          0.59%          0.59%          0.60%
Ratio of net investment income to average
  net assets ..................................         4.88%          5.22%          4.50%          4.98%          4.85%
===========================================================================================================================

                                                                          TAX-FREE MONEY MARKET FUND
===========================================================================================================================

                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                  JULY 31, 2001  JULY 31, 2000  JULY 31, 1999  JULY 31, 1998  JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations .............         0.03           0.03           0.03           0.03           0.03
Distributions from investment operations ......        (0.03)         (0.03)         (0.03)         (0.03)         (0.03)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ................       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------
Total return ..................................          3.1%           3.2%           2.7%           3.1%           3.0%
Net assets, end of period (millions) ..........       $  490         $  426         $  497         $  546         $  423
Ratio of expenses to average net assets .......         0.59%          0.59%          0.59%          0.58%          0.58%
Ratio of net investment income to average
  net assets ..................................         3.07%          3.16%          2.65%          3.05%          3.02%
===========================================================================================================================

                                                             INSTITUTIONAL PRIME MONEY MARKET FUND
=================================================================================================================
                                                                                                    PERIOD FROM
                                                                                                   JULY 31, 1997*
                                                     YEAR ENDED       YEAR ENDED      YEAR ENDED          TO
                                                  JANUARY 31, 2001  JULY 31, 2000   JULY 31, 1999   JULY 31, 1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........         $ 1.00           $ 1.00          $ 1.00          $ 1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations ............           0.06             0.06            0.05            0.05
Distributions from investment operations .....          (0.06)           (0.06)          (0.05)          (0.05)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............         $ 1.00           $ 1.00          $ 1.00          $ 1.00
-----------------------------------------------------------------------------------------------------------------
Total return .................................            5.5%             5.7%            4.9%            5.2%
Net assets, end of period (millions) .........         $  366           $  382          $  310          $  214
Ratio of expenses to average net assets ......           0.31%            0.32%           0.34%           0.39%**
Ratio of net investment income to average
  net assets .................................           5.52%            5.68%           4.85%           5.27%**
=================================================================================================================

                                                                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND
=================================================================================================================
                                                                                                  PERIOD FROM
                                                                                              SEPTEMBER 23, 1998*
                                                                 YEAR ENDED       YEAR ENDED           TO
                                                               JULY 31, 2001    JULY 31, 2000    JULY 31, 1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................         $ 1.00           $ 1.00           $ 1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations ........................           0.03             0.03             0.03
Distributions from investment operations .................          (0.03)           (0.03)           (0.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...........................         $ 1.00           $ 1.00           $ 1.00
-----------------------------------------------------------------------------------------------------------------
Total return .............................................            3.3%             3.4%            2.5%
Net assets, end of period (millions) .....................         $  172           $  159           $   53
Ratio of expenses to average net assets ..................           0.39%            0.39%***         0.30%***
Ratio of net investment income to average
  net assets .............................................           3.32%            3.49%***         2.79%***
=================================================================================================================

  * Commencement of operations
 ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by VAM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.42%/5.24% for the period ended July 31, 1998.
*** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by VAM for the Institutional Tax-Free Money Market Fund during the period ended July 31, 1999 and year ended July 31, 2000. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.55%/2.54% for the period ended July 31, 1999, and 0.44%/3.44% for the year ended July 31, 2000.

PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2001


                                                                 MATURITY           PRINCIPAL             MARKET
                 NAME OF ISSUER                      YIELD         DATE              AMOUNT             VALUE (a)
===================================================================================================================
                        (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.50%):
-------------------------------------------------------------------------------------------------------------------
AEROSPACE (1.19%)
General Dynamics Corporation                          3.67%      9/17/01         $  25,000,000 (c)     $ 24,880,215
United Technologies                                   3.67%      8/30/01            38,360,000 (c)       38,246,593
                                                                                                       ------------
                                                                                                         63,126,808
                                                                                                       ------------
AGRICULTURAL (1.89%)
Archer Daniels Midland Company                        3.68%       9/5/01            25,000,000           24,910,555
Archer Daniels Midland Company                        3.68%      9/17/01            40,000,000 (c)       39,807,822
Cargill Inc.                                          3.72%      8/21/01            35,000,000 (c)       34,927,667
                                                                                                       ------------
                                                                                                         99,646,044
                                                                                                       ------------
BANKS - DOMESTIC (11.03%)
Branch Banking and Trust                              4.05%      8/17/01            25,000,000 (d)       24,999,890
Branch Banking and Trust                              3.70%      9/24/01            30,000,000 (d)       30,000,000
Comerica Bank, Detroit                                5.24%      1/11/02            30,000,000           29,998,066
Comerica Bank, Detroit                                3.81%      7/29/02            30,000,000           30,000,000
First Tennessee Bank                                  3.70%      10/9/01            60,000,000           60,000,000
First Tennessee Bank                                  3.61%     10/24/01            35,000,000           35,000,000
Formosa Plastics USA, LOC Bank of America             3.64%      9/20/01            20,000,000           19,898,889
Formosa Plastics USA, LOC Bank of America             3.65%     10/12/01            20,000,000           19,854,000
Harris Trust & Savings                                3.80%      8/14/01            38,000,000           38,000,000
Harris Trust & Savings                                3.75%      8/17/01            40,000,000           40,000,000
Regionsbank N.A., Birmingham                          4.88%       9/4/01            50,000,000           50,000,000
Regionsbank N.A., Birmingham                          4.11%       5/8/02            35,000,000           35,000,000
SouthTrust Bank N.A., Birmingham                      4.03%      8/15/01            30,000,000           30,000,000
SouthTrust Bank N.A., Birmingham                      3.62%      9/19/01            40,000,000           40,000,000
SouthTrust Bank N.A., Birmingham                      3.71%      1/14/02            30,000,000           30,000,000
State Street Bank & Trust                             3.61%      9/24/01            35,000,000           35,000,000
Wachovia Bank                                         3.84%       1/7/02            35,000,000 (d)       35,000,000
                                                                                                       ------------
                                                                                                        582,750,845
                                                                                                       ------------
BANKS - OTHER (23.67%)
Abbey National North America Corporation              4.14%       8/7/01            50,000,000           49,965,542
Abbey National North America Corporation              3.78%       8/9/01            20,000,000           19,983,200
Abbey National North America Corporation              3.70%      10/3/01            30,000,000           29,806,013
ABN-AMRO                                              3.95%      8/10/01            40,000,000           40,000,099
Accor S.A., LOC Banque National de Paris              3.95%      8/14/01            35,000,000           34,950,076
Banco Nationale de Mexico, LOC: Barclays Bank         3.60%     10/18/01            25,000,000           24,805,000
Bank of Nova Scotia                                   3.74%       8/6/01            37,000,000           37,000,000
Bank of Nova Scotia                                   3.62%      8/20/01            40,000,000           39,923,578
Bank of Nova Scotia                                   3.60%      9/25/01            15,000,000           14,917,500
Bank of Scotland                                      3.75%       8/3/01            20,000,000           20,000,000
Bank of Scotland                                      3.60%     10/29/01            30,000,000           30,000,000
Bank of Scotland                                      4.06%       6/5/02            50,000,000           50,000,000
BNP Paribas NY                                        3.64%      8/21/01            45,000,000           45,000,124
Canadian Imperial Bank                                4.02%       8/6/01            20,000,000           20,000,014
Canadian Imperial Bank                                3.64%      8/24/01            30,000,000           30,000,095
Canadian Imperial Bank                                4.12%       5/8/02            35,000,000           35,005,105
CS First Boston                                       4.00%       8/1/01            30,000,000           30,000,000
Deutsche Bank                                         3.98%       8/2/01            40,000,000           40,000,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY           PRINCIPAL             MARKET
                 NAME OF ISSUER                      YIELD         DATE              AMOUNT             VALUE (a)
===================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
BANKS - OTHER (CONTINUED)
Deutsche Bank                                         3.61%      9/27/01         $  30,000,000       $   30,000,000
Dresdner Bank                                         3.96%      8/23/01            40,000,000           40,000,242
Dresdner Bank                                         5.25%     10/16/01            11,000,000           11,005,507
JMG Funding, LOC Societe Generale                     3.75%      9/11/01            17,303,000           17,229,102
JMG Funding, LOC Societe Generale                     3.65%      9/25/01            36,503,000           36,299,445
Lloyds TSB Bank                                       3.89%      8/16/01            60,000,000           59,902,750
National Westminster Bank                             3.67%      1/22/02            23,500,000           23,506,690
National Westminster Bank                             4.08%      5/13/02            50,000,000           49,996,200
Pemex Capital Inc., LOC Barclays Bank                 3.95%       8/7/01            25,000,000           24,983,542
Pemex Capital Inc., LOC Barclays Bank                 3.66%      9/12/01            50,000,000           49,786,500
Rabobank Nederland                                    5.33%      1/16/02            17,000,000           17,000,376
River Fuel Trust, LOC Bank of New York                3.78%      9/14/01            59,467,000 (c)       59,192,263
Sinochem America, LOC ABN-AMRO                        3.86%       8/8/01            30,500,000           30,477,108
Societe Generale Bank                                 3.61%      1/16/02            40,000,000           39,326,133
Toronto Dominion Bank                                 3.74%      8/20/01            60,000,000           60,000,000
Toronto Dominion Bank                                 3.71%      9/12/01            35,000,000           35,001,015
UBS AG Stamford Branch                                4.07%      5/20/02            25,000,000           25,011,553
UBS Finance Inc.                                      3.91%       8/8/01            50,000,000           49,961,986
                                                                                                     --------------
                                                                                                      1,250,036,758
                                                                                                     --------------
CHEMICALS (0.94%)
Dow Chemical Company                                  3.62%     10/12/01            25,000,000           24,819,000
Dupont de Nemours                                     3.85%      8/17/01            25,000,000           24,957,222
                                                                                                     --------------
                                                                                                         49,776,222
                                                                                                     --------------
CONGLOMERATES (2.98%)
Diageo Capital PLC                                    3.58%      9/26/01            40,000,000 (c)       39,777,245
Diageo Capital PLC                                    3.61%      10/5/01            52,300,000 (c)       51,959,106
Dover Corporation                                     3.70%      8/22/01            26,000,000 (c)       25,943,883
Dover Corporation                                     3.62%      9/13/01            40,000,000 (c)       39,827,044
                                                                                                     --------------
                                                                                                        157,507,278
                                                                                                     --------------
DATA SYSTEMS (1.13%)
First Data Corporation                                3.69%       9/5/01            60,000,000 (c)       59,784,750
                                                                                                     --------------
DRUGS & COSMETICS (5.02%)
Bayer Corporation                                     3.67%       9/7/01            50,544,000 (c)       50,353,351
Becton Dickinson & Company                            3.85%      8/10/01            57,439,000           57,383,715
Becton Dickinson & Company                            3.88%      8/21/01             7,145,000            7,129,598
Eli Lily & Company                                    4.70%      3/22/02            30,000,000 (c)       30,000,000
Pfizer Incorporated                                   3.79%       8/3/01            85,005,000 (c)       84,987,102
Schering-Plough Corporation                           3.89%      8/23/01            35,300,000           35,216,084
                                                                                                     --------------
                                                                                                        265,069,850
                                                                                                     --------------
FINANCIAL - AUTO (0.72%)
Ford Motor Credit Corporation                         3.73%      9/12/01            38,000,000           37,834,637
                                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS (11.29%)
American General Finance Corporation                  4.04%       8/1/01            15,000,000           15,000,000
American General Finance Corporation                  3.81%       8/9/01            40,000,000           39,966,133


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY           PRINCIPAL             MARKET
                 NAME OF ISSUER                      YIELD         DATE              AMOUNT             VALUE (a)
===================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS (CONTINUED)
American General Finance Corporation                  3.75%      8/16/01         $  45,000,000         $ 44,929,688
CIT Group Holdings                                    3.89%       8/1/01           100,000,000          100,000,000
Citicorp                                              3.71%      8/30/01            18,600,000           18,544,412
General Electric Capital Corporation                  3.78%      8/14/01            35,736,000           35,687,221
General Electric Capital Corporation                  3.63%      1/16/02            40,000,000           39,322,400
Goldman Sachs Group                                   3.78%     10/11/01            31,000,000           30,768,895
Goldman Sachs Group                                   3.62%      1/18/02            30,000,000           29,487,167
Household Finance Corporation                         3.95%      8/10/01            40,000,000           39,960,500
Household Finance Corporation                         3.67%      9/18/01            54,750,000           54,482,090
J.P. Morgan Chase & Company                           3.69%      8/30/01            41,500,000           41,376,641
Merrill Lynch & Company                               6.42%      12/7/01            20,000,000           20,000,000
Morgan Stanley Dean Witter                            4.12%     12/11/01            20,000,000 (d)       20,015,273
Wells Fargo & Company                                 3.74%      10/4/01            47,530,000           47,213,978
Wells Fargo & Company                                 3.62%      1/16/02            20,000,000           19,662,133
                                                                                                       ------------
                                                                                                        596,416,531
                                                                                                       ------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (15.19%)
Asset Securitization Cooperative Corporation          3.67%       9/6/01            60,000,000 (c)       59,779,800
Asset Securitization Cooperative Corporation          3.65%      9/14/01            38,000,000 (c)       37,830,478
Delaware Funding Corporation                          3.75%      8/24/01            30,000,000 (c)       29,928,125
Edison Asset Securitization                           3.76%      8/22/01            75,000,000 (c)       74,835,500
Falcon Asset Securitization                           3.71%       8/1/01            25,000,000           25,000,000
Falcon Asset Securitization                           3.96%      8/13/01            25,000,000 (c)       24,967,000
Falcon Asset Securitization                           3.66%      10/5/01            31,545,000 (c)       31,336,540
Park Avenue Receivables Corporation                   3.74%      8/15/01            40,000,000           39,941,822
Park Avenue Receivables Corporation                   3.73%      8/29/01            20,090,000 (c)       20,031,717
Pooled Accounts Receivable Corporation                3.77%      8/24/01            31,929,000 (c)       31,852,096
Pooled Accounts Receivable Corporation                3.74%      9/13/01            43,484,000 (c)       43,289,747
Preferred Receivables Funding Corporation             3.76%       8/8/01            45,000,000 (c)       44,967,100
Preferred Receivables Funding Corporation             3.72%      8/20/01            41,255,000 (c)       41,174,003
Receivables Capital Corporation                       3.74%      9/11/01            50,000,000 (c)       49,787,028
Redwood Receivables Corporation                       3.72%       9/4/01            35,000,000 (c)       34,877,033
Triple A One Funding Corporation                      3.96%       8/6/01            33,791,000 (c)       33,772,415
Triple A One Funding Corporation                      3.81%      8/10/01            18,092,000 (c)       18,074,767
Triple A One Funding Corporation                      3.64%     10/15/01            36,325,000 (c)       36,049,535
Variable Funding Corporation                          3.91%       8/9/01            30,000,000 (c)       29,973,933
Variable Funding Corporation                          3.68%       9/6/01            36,775,000 (c)       36,639,668
Windmill Funding Corporation                          3.71%      8/28/01            50,000,000 (c)       49,860,875
Windmill Funding Corporation                          3.64%     10/11/01             8,340,000 (c)        8,280,128
                                                                                                       ------------
                                                                                                        802,249,310
                                                                                                       ------------
FINANCIAL - AVIATION (1.88%)
International Lease Finance Company                   4.12%       8/3/01            30,000,000           29,993,133
International Lease Finance Company                   4.10%       8/7/01            32,575,000           32,552,741
International Lease Finance Company                   3.63%      9/19/01            37,000,000           36,817,189
                                                                                                       ------------
                                                                                                         99,363,063
                                                                                                       ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY           PRINCIPAL             MARKET
                 NAME OF ISSUER                      YIELD         DATE              AMOUNT             VALUE (a)
===================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
FOOD AND BEVERAGE (2.09%)
Coca Cola Company                                     3.59%      9/21/01         $  50,000,000         $ 49,745,708
Hershey Foods Inc.                                    3.68%      8/29/01            30,000,000           29,914,133
Sysco Corporation                                     3.95%       8/7/01            20,000,000 (c)       19,986,834
Sysco Corporation                                     3.90%      8/16/01            10,700,000 (c)       10,682,613
                                                                                                       ------------
                                                                                                        110,329,288
                                                                                                       ------------
GOVERNMENT - DOMESTIC (0.95%)
Federal Home Loan Mortgage Corporation                4.15%      5/15/02            50,000,000           49,988,205
                                                                                                       ------------
HOUSEHOLD PRODUCTS (0.85%)
Gillette Company                                      4.90%      8/21/01            20,000,000 (c)       19,945,556
Proctor & Gamble                                      3.65%       9/4/01            25,000,000           24,913,819
                                                                                                       ------------
                                                                                                         44,859,375
                                                                                                       ------------
INSURANCE (1.18%)
Allstate Corporation                                  3.72%       9/7/01            22,500,000 (c)       22,413,975
Marsh USA Inc.                                        3.83%      8/27/01            29,000,000 (c)       28,919,783
Marsh USA Inc.                                        3.97%      9/21/01            11,020,000 (c)       10,958,021
                                                                                                       ------------
                                                                                                         62,291,779
                                                                                                       ------------
MANUFACTURING (3.86%)
Avery Dennison Corporation                            3.90%       8/1/01            44,490,000 (c)       44,490,000
John Deere Capital Corporation                        3.78%      8/13/01            30,300,000           30,261,822
John Deere Capital Corporation                        3.86%      3/21/02            20,000,000 (d)       20,000,703
Paccar Financial Corporation                          4.13%       8/2/01            50,500,000           50,494,207
Paccar Financial Corporation                          3.73%      9/13/01            12,910,000           12,852,482
Snap-on Inc.                                          4.02%     10/22/01             7,200,000 (c)        7,134,072
Stanley Works                                         4.03%      8/10/01             5,600,000 (c)        5,594,358
Stanley Works                                         3.80%      8/13/01            18,230,000 (c)       18,206,909
Stanley Works                                         3.63%     10/24/01            15,000,000 (c)       14,872,950
                                                                                                       ------------
                                                                                                        203,907,503
                                                                                                       ------------
METALS AND MINING (0.71%)
Aluminum Company of America                           3.68%      8/27/01            37,419,000           37,319,549
                                                                                                       ------------
OIL SERVICES (2.13%)
Texaco Inc.                                           3.78%       8/9/01            40,000,000           39,966,400
Texaco Inc.                                           3.64%       9/6/01            40,000,000           39,854,400
Totalfina Elf                                         3.69%      8/28/01            32,700,000 (c)       32,609,503
                                                                                                       ------------
                                                                                                        112,430,303
                                                                                                       ------------
PRINTING & PUBLISHING (2.53%)
Gannett Company                                       3.76%       8/6/01            50,000,000 (c)       49,973,889
Gannett Company                                       3.72%      8/24/01            50,000,000 (c)       49,881,167
McGraw-Hill Company                                   3.88%      9/24/01            34,000,000 (c)       33,802,120
                                                                                                       ------------
                                                                                                        133,657,176
                                                                                                       ------------
RETAIL STORES (0.94%)
CVS Corporation                                       3.72%      8/27/01            50,000,000 (c)       49,865,667
                                                                                                       ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY           PRINCIPAL             MARKET
                 NAME OF ISSUER                      YIELD         DATE              AMOUNT             VALUE (a)
===================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC (1.80%)
Baltimore Gas & Electric Company                      3.94%       9/4/01       $  30,322,000 (d)     $   30,322,595
Duke Power Company                                    3.72%      8/17/01          50,000,000             49,917,333
Pacific Gas & Electric Company1                       0.00%      1/23/01          19,800,000             14,850,000
                                                                                                     --------------
                                                                                                         95,089,928
                                                                                                     --------------
UTILITIES - TELEPHONE (4.38%)
Bellsouth Corporation                                 3.65%      8/23/01          42,600,000 (c)         42,504,978
Bellsouth Corporation                                 4.29%      4/26/02          20,000,000             19,998,086
SBC Communications                                    3.89%      8/10/01          20,000,000             19,980,550
SBC Communications                                    3.58%      10/2/01          50,000,000             49,691,722
Verizon Global Funding                                3.82%      8/13/01          28,000,000             27,964,347
Verizon Global Funding                                3.75%      8/15/01          48,150,000 (c)         48,079,781
Verizon Global Funding                                3.67%      9/20/01          23,000,000             22,882,764
                                                                                                     --------------
                                                                                                        231,102,228
                                                                                                     --------------
UTILITIES - FINANCIAL (1.15%)
National Cooperative Services                         3.90%      8/15/01          10,847,000             10,830,549
National Rural Utilities Cooperative Corporation      3.63%       8/3/01          50,080,000             50,069,900
                                                                                                     --------------
                                                                                                         60,900,449
-------------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate
 Obligations (cost: $5,259,759,437)                                                                  $5,255,303,546
-------------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.35%):
-------------------------------------------------------------------------------------------------------------------
New York City G.O., FGIC Insured                      3.90%       8/8/01          10,450,000             10,450,000
New York City G.O., FGIC Insured                      3.90%       8/8/01           7,900,000              7,900,000
-------------------------------------------------------------------------------------------------------------------
Total Taxable Municipals (cost: $18,350,000)                                                         $   18,350,000
-------------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost: $5,278,109,437) (b)                                            $5,273,653,546
===================================================================================================================

1. On 7/31/01 this security was in default as principal repayment was not made by the issuer on the maturity date and the security ceased to earn interest. See note 2 in notes to the financial statements.


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2001


                                                                MATURITY          PRINCIPAL             MARKET
               NAME OF ISSUER (f)                    YIELD        DATE              AMOUNT            VALUE (a)
=================================================================================================================
                       (Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (99.86%):
-----------------------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (1.50%)
                                                      3.50%     10/19/01       $   7,000,000         $  6,946,236
                                                                                                     ------------
FEDERAL HOME LOAN BANK (24.02%)
                                                      3.66%      8/10/01          15,000,000           14,986,275
                                                      3.79%      8/15/01          15,000,000           14,977,891
                                                      3.65%      8/31/01          20,000,000           19,939,167
                                                      3.62%      9/12/01          15,000,000           14,936,650
                                                      3.60%      9/19/01          15,000,000           14,926,500
                                                      4.88%      1/22/02           3,000,000            2,994,404
                                                      3.87%      8/17/01          25,000,000 (d)       24,999,251
                                                      4.02%       4/4/02           3,300,000            3,309,668
                                                                                                     ------------
                                                                                                      111,069,806
                                                                                                     ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (17.18%)
                                                      4.40%       5/8/02          10,000,000            9,996,164
                                                      4.07%       8/2/01          20,000,000           19,997,739
                                                      3.65%      8/28/01          12,295,000           12,261,343
                                                      3.56%      9/11/01          15,000,000           14,939,183
                                                      3.61%      9/20/01          14,375,000           14,302,925
                                                      3.55%     10/25/01           8,000,000            7,932,945
                                                                                                     ------------
                                                                                                       79,430,299
                                                                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (29.16%)
                                                      3.84%       8/1/01          34,450,000           34,450,000
                                                      3.87%       8/9/01          10,000,000            9,991,400
                                                      3.74%      8/16/01          17,300,000           17,273,041
                                                      3.74%      8/30/01          20,000,000           19,939,744
                                                      3.63%      9/27/01          14,300,000           14,217,811
                                                      3.72%     10/15/01           6,675,000            6,686,646
                                                      3.71%      1/15/02           5,100,000            5,166,223
                                                      4.65%      4/15/02          10,000,000           10,133,541
                                                      5.27%     10/15/01          10,000,000           10,024,241
                                                      4.01%      5/13/02           7,000,000            6,999,767
                                                                                                     ------------
                                                                                                      134,882,414
                                                                                                     ------------
U.S. TREASURY BILLS (28.00%)
                                                      3.33%      8/16/01          20,800,000           20,771,096
                                                      3.45%      9/13/01          32,000,000           31,867,536
                                                      3.53%     10/11/01          15,000,000           14,895,571
                                                      3.31%       8/2/01          19,930,000           19,928,168
                                                      3.50%       9/6/01          23,940,000           23,856,330
                                                      3.55%      10/4/01          18,300,000           18,184,507
                                                                                                     ------------
                                                                                                      129,503,208
                                                                                                     ------------
Total Government & Agencies Securities
 (cost: $461,831,963)                                                                                $461,831,963
-----------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $461,831,963) (b)                                             $461,831,963
=================================================================================================================


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2001


                                                                           MATURITY          PRINCIPAL           MARKET
                    NAME OF ISSUER (f)                         YIELD         DATE             AMOUNT            VALUE (a)
==========================================================================================================================
                           (Percentages of each investment category relate to total net assets.)
ALASKA (0.59%)
North Slope, Borough G.O., MBIA Insured                         2.83%      6/30/02        $  2,950,000         $ 2,875,402
                                                                                                               -----------
ARIZONA (1.15%)
City of Glendale IDA, Senior Living Facilities Revenue
 (Friendship Retirement Project), LOC Wells Fargo               2.65%      12/1/14           1,110,000 (e)       1,110,000
City of Phoenix IDA, Multifamily Revenue
 (Del Mar Terrace), Guaranty: FHLMC                             2.70%      10/1/29           3,000,000 (e)       3,000,000
Maricopa County PCR (Public Service), LOC
 Bank of America                                                2.70%       5/1/29           1,500,000 (e)       1,500,000
                                                                                                               -----------
                                                                                                                 5,610,000
                                                                                                               -----------
COLORADO (4.45%)
Adams County G.O., LOC U.S. Bank                                3.35%      12/1/01           5,000,000           5,000,000
Aurora Centretech Metro District, LOC Banque
 National de Paris                                              4.45%      12/1/01           1,000,000           1,000,000
Dove Valley Metropolitan District G.O. (Arapahoe), LOC
 Banque National de Paris                                       4.40%      11/1/01           2,000,000           2,000,000
Dove Valley Metropolitan District G.O., LOC Banque
 National de Paris                                              4.40%      11/1/01             820,000             820,000
Dove Valley Metropolitan District G.O., LOC Banque
 National de Paris                                              4.40%      11/1/01           4,020,000           4,020,000
Interstate South Metro District, LOC Banque
 National de Paris                                              4.40%      11/1/01           3,255,000           3,255,000
NBC Metro District G.O., LOC U.S. Bank                          4.45%      12/1/01           2,455,000           2,455,000
State Health Facilities Authority (Visiting Nurse), LOC
 Wells Fargo                                                    2.85%       7/1/22             960,000 (e)         960,000
Willow Trace Metro District (Arapahoe County), LOC
 U.S. Bank                                                      2.59%      12/1/01           2,290,000           2,290,000
                                                                                                               -----------
                                                                                                                21,800,000
                                                                                                               -----------
FLORIDA (9.86%)
Dade County Health Facilities Authority Hospital (Miami
 Children's Hospital Project), AMBAC Insured                    2.75%       9/1/25           8,900,000 (e)       8,900,000
City of Eustis Health Facilities Authority
 (Waterman Medical Center), LOC SunTrust Bank                   2.70%      12/1/15           5,290,000 (e)       5,290,000
Jacksonville Health Facility Authority Hospital Revenue,
 MBIA Insured                                                   2.60%      8/15/19           4,800,000 (e)       4,800,000
Miami Health Facilities Authority (Mercy Hospital), LOC
 Bank of America                                                2.60%       8/1/20           3,200,000 (e)       3,200,000
Palm Beach County Housing Finance Development
 Authority, LOC CS First Boston                                 2.60%      11/1/07             300,000 (e)         300,000
Pinellas County Education Facilities Authority, LOC
 First Union                                                    2.60%     10/23/01           4,500,000           4,500,000
State Housing Finance Agency (Crossings Series A),
 FHLMC Collateralized                                           2.70%       2/1/08           1,900,000 (e)       1,900,000
State Housing Finance Agency, Guaranty: FHLMC                   2.70%       2/1/05           2,600,000 (e)       2,600,000
State Housing Finance Agency, Guaranty: FHLMC                   2.70%      12/1/05           4,000,000 (e)       4,000,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                          MATURITY         PRINCIPAL            MARKET
                     NAME OF ISSUER (f)                         YIELD       DATE            AMOUNT            VALUE (a)
========================================================================================================================
FLORIDA (CONTINUED)
St. John's County Housing Finance Authority, FNMA
 Collateralized                                                  2.65%    2/15/28        $ 11,600,000 (e)   $ 11,600,000
St. John's County Industrial Development Authority Health
 Care (Glenmoor Project), Guaranty: LaSalle Bank                 2.60%     1/1/07           1,200,000 (e)      1,200,000
                                                                                                            ------------
                                                                                                              48,290,000
                                                                                                            ------------
GEORGIA (6.52%)
Clayton County Housing Authority, Guaranty: FNMA                 2.65%     9/1/26           5,000,000 (e)      5,000,000
DeKalb Private Hospital Authority (Egleston Children's
 Hospital), LOC SunTrust Bank                                    2.60%    12/1/28           3,500,000 (e)      3,500,000
Hapeville Development Authority (Hapeville Hotel Project),
 LOC Deutsche Bank                                               2.70%    11/1/15             100,000 (e)        100,000
Marietta Housing Authority Multifamily Revenue, FNMA
 Collateralized                                                  2.65%     7/1/24          10,025,000 (e)     10,025,000
Marietta Housing Authority Multifamily Revenue (Summit
 Series A), FNMA Collateralized                                  2.65%    5/15/27           2,710,000 (e)      2,710,000
State Municipal Electric Authority, LOC Morgan Guaranty          2.70%     9/6/01           2,200,000          2,200,000
State Municipal Electric Authority, LOC Morgan Guaranty          2.70%     9/6/01           2,000,000          2,000,000
State Municipal Electric Authority, LOC Morgan Guaranty          2.65%    11/7/01           6,400,000          6,400,000
                                                                                                            ------------
                                                                                                              31,935,000
                                                                                                            ------------
ILLINOIS (6.80%)
City of Chicago Waterworks Revenue, AMBAC Insured                2.90%   11/15/01           2,700,000          2,677,785
City of Galesburg Revenue (Knox College), LOC LaSalle
 National Bank                                                   2.70%     7/1/24           2,000,000 (e)      2,000,000
City of Galesburg Revenue (Knox College), LOC LaSalle
 National Bank                                                   2.77%     3/1/31           6,500,000 (e)      6,500,000
City of Joliet Industrial Building Revenue (Terminal
 Facilities Project), Guaranty: Dow Chemical                     2.80%    7/15/03           1,505,000 (e)      1,505,000
City of Rosemount Capital Appreciation, FGIC Insured             4.48%    12/1/01           2,510,000          2,473,645
State Development Finance Authority (A.E. Staley
 Manufacturing), LOC Union Bank of Switzerland                   2.55%    12/1/05           1,600,000 (e)      1,600,000
State Development Finance Authority (Jewish Elderly
 Council), LOC LaSalle National Bank                             2.70%     3/1/25             600,000 (e)        600,000
State Development Finance Authority (Olin Corporation
 Project), LOC Wachovia Bank                                     2.75%     3/1/16           1,150,000 (e)      1,150,000
State Education Facility Authority Revenue (Lincoln Park),
 LOC LaSalle National Bank                                       2.70%     1/1/29           2,400,000 (e)      2,400,000
State Health Facilities and Education Authority, LOC
 Bank One                                                        2.75%     1/1/28             200,000 (e)        200,000
State Health Facilities Authority (Alexian Brothers Medical
 Center), MBIA Insured                                           2.60%    8/13/01           4,400,000 (e)      4,400,000
State Health Facilities Authority, MBIA Insured                  2.60%   10/24/01           6,000,000          6,000,000
State Toll Highway Revenue, MBIA Insured                         2.55%     1/1/10           1,800,000 (e)      1,800,000
                                                                                                            ------------
                                                                                                              33,306,430
                                                                                                            ------------
INDIANA (3.06%)
Fort Wayne Economic Development Revenue (Georgetown
 Place Venture), LOC U.S. Bank                                   2.70%    12/1/15           4,600,000 (e)      4,600,000
Princeton PCR (PSI Energy Inc.), LOC Morgan Guaranty             2.70%     4/1/22           1,500,000 (e)      1,500,000
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                                   2.75%    12/1/02           2,700,000 (e)      2,700,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                          MATURITY          PRINCIPAL             MARKET
                    NAME OF ISSUER (f)                         YIELD        DATE              AMOUNT            VALUE (a)
==========================================================================================================================
INDIANA (CONTINUED)
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                                  2.75%      1/1/12         $  1,800,000 (e)    $  1,800,000
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                                  2.75%      4/1/13              500,000 (e)         500,000
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                                  2.75%      1/1/16            3,900,000 (e)       3,900,000
                                                                                                              ------------
                                                                                                                15,000,000
                                                                                                              ------------
IOWA (3.94%)
State Finance Authority, LOC U.S. Bank                          2.85%      7/1/31            1,000,000 (e)       1,000,000
State Finance Authority Revenue (Burlington Medical
 Center), FSA Insured                                           2.80%      6/1/27            2,500,000 (e)       2,500,000
State Finance Authority Revenue (Diocese Of Sioux City),
 LOC Wells Fargo                                                2.65%      3/1/19              375,000 (e)         375,000
State Finance Authority Revenue (Museum Facilities), LOC
 Wells Fargo                                                    2.65%      5/1/12            3,000,000 (e)       3,000,000
State Finance Authority Revenue (Small Business
 Development), Guaranty: DuPont de Nemours                      2.65%     11/1/15            4,600,000 (e)       4,600,000
State Higher Education Loan Authority Revenue
 (St. Ambrose), LOC Wells Fargo                                 2.65%     10/1/09            3,100,000 (e)       3,100,000
Woodbury County (Siouxland Regional Cancer Center), LOC
 Wells Fargo Bank                                               2.65%     12/1/14            4,725,000 (e)       4,725,000
                                                                                                              ------------
                                                                                                                19,300,000
                                                                                                              ------------
KANSAS (0.27%)
State Development Authority Health Facilities Revenue
 (Stormont Vail Healthcare), MBIA Insured                       2.80%    11/15/23            1,000,000 (e)       1,000,000
State Development Finance Authority Revenue Bond
 (Shalom Obligated Group), LOC LaSalle National Bank            2.75%    11/15/28              300,000 (e)         300,000
                                                                                                              ------------
                                                                                                                 1,300,000
                                                                                                              ------------
KENTUCKY (1.10%)
Breckinridge County Revenue, LOC U.S. Bank                      2.65%      2/1/31            1,300,000 (e)       1,300,000
State Property & Buildings, Escrowed in Governments             4.35%      8/1/01            4,000,000           4,080,000
                                                                                                              ------------
                                                                                                                 5,380,000
                                                                                                              ------------
LOUISIANA (1.67%)
State Public Facilities Authority, AMBAC Insured                2.70%     8/28/01            3,200,000           3,200,000
State Public Facilities Authority, AMBAC Insured                2.60%    10/10/01            1,100,000           1,100,000
State Public Facilities Authority (Kenner Hotel), LOC
 Deutsche Bank                                                  2.70%     12/1/15            1,900,000 (e)       1,900,000
State Refunding G.O., FGIC Insured                              3.30%      8/1/01            2,000,000           2,000,000
                                                                                                              ------------
                                                                                                                 8,200,000
                                                                                                              ------------
MARYLAND (7.01%)
Anne Arundel County Port Facilities Revenue, Guaranty:
 Baltimore Gas & Electric                                       2.70%     10/9/01            2,000,000           2,000,000
Anne Arundel County Port Facilities Revenue, Guaranty:
 Baltimore Gas & Electric                                       2.70%      9/4/01            2,380,000           2,380,000
Anne Arundel County Port Facilities Revenue, Guaranty:
 Baltimore Gas & Electric                                       2.70%     10/9/01            2,000,000           2,000,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                           MATURITY       PRINCIPAL               MARKET
                    NAME OF ISSUER (f)                       YIELD           DATE           AMOUNT              VALUE (a)
==========================================================================================================================
MARYLAND (CONTINUED)
Anne Arundel County Port Facilities Revenue, Guaranty:
 Baltimore Gas & Electric                                    2.70%          11/7/01      $  4,900,000         $  4,900,000
Montgomery County Housing Opportunities (Oakwood
 Apartments), LOC FHLMC                                      2.65%          11/1/07        23,050,000 (e)       23,050,000
                                                                                                              ------------
                                                                                                                34,330,000
                                                                                                              ------------
MASSACHUSETTS (0.55%)
State Health and Educational Facilities Authority Revenue
 (Capital Assets Program), MBIA Insured                      2.70%           1/1/35           300,000 (e)          300,000
State Series B, Escrowed in Governments                      2.85%           8/1/01         2,335,000            2,381,700
                                                                                                              ------------
                                                                                                                 2,681,700
                                                                                                              ------------
MICHIGAN (2.31%)
Delta County Economic Development Authority, LOC
 Bank of Nova Scotia                                         2.70%          12/1/23         1,000,000 (e)        1,000,000
Farmington Hills Hospital, MBIA Insured                      3.25%          2/15/02         2,000,000 (e)        2,073,536
Kent Hospital Finance Authority (Spectrum Health),
 MBIA Insured                                                2.60%          1/15/26         2,400,000 (e)        2,400,000
Midland County Economic Development Corporation,
 Guaranty: Dow Chemical                                      2.80%          12/1/15         1,825,000 (e)        1,825,000
State Building Authority, AMBAC Insured                      3.07%          10/1/01         1,000,000            1,005,222
State General Obligation School Loan Series 2001 A           3.20%          10/3/01         3,000,000            3,000,000
                                                                                                              ------------
                                                                                                                11,303,758
                                                                                                              ------------
MINNESOTA (1.76%)
Arden Hills Housing and Health Care Facilities Revenue
 (Presbyterian Homes), LOC U.S. Bank                         2.75%           9/1/29         1,750,000 (e)        1,750,000
City of Cohasset (MN Power & Light Project), LOC
 ABN AMRO                                                    2.75%           6/1/20           180,000 (e)          180,000
City of Duluth Economic Development Authority, LOC
 Credit Local de France                                      2.75%           6/1/19           100,000 (e)          100,000
City of Minneapolis Revenue, LOC Wells Fargo                 2.60%          11/1/16         2,125,000 (e)        2,125,000
City of St. Paul Housing and Redevelopment Authority
 (Science Museum Project), LOC U.S. Bancorp                  2.70%           5/1/27           430,000 (e)          430,000
City of St. Paul (Science Museum Project), LOC
 U.S. Bancorp                                                2.65%           5/1/27         3,440,000 (e)        3,440,000
Minneapolis/St. Paul Housing and Redevelopment Authority,
 FSA Insured                                                 2.80%          8/15/25           610,000 (e)          610,000
                                                                                                              ------------
                                                                                                                 8,635,000
                                                                                                              ------------
MISSISSIPPI (2.43%)
Claiborne County PCR, Guaranty: National Rural Utilities
 Cooperative Finance Corporation                             3.65%          10/9/01         1,300,000            1,300,000
Claiborne County PCR, Guaranty: National Rural Utilities
 Cooperative Finance Corporation                             2.65%          10/9/01         2,000,000            2,000,000
Claiborne County PCR, Guaranty: National Rural Utilities
 Cooperative Finance Corporation                             3.40%         10/11/01         2,200,000            2,200,000
State Business Finance Corporation (Mississippi College
 Project), LOC Bank of America                               2.65%           2/1/09         6,400,000 (e)        6,400,000
                                                                                                              ------------
                                                                                                                11,900,000
                                                                                                              ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                           MATURITY        PRINCIPAL              MARKET
                     NAME OF ISSUER (f)                         YIELD        DATE           AMOUNT              VALUE (a)
==========================================================================================================================
MISSOURI (1.50%)
State Development Finance Board Infrastructure, Guaranty:
 Canadian Imperial Bank of Commerce                              4.42%      12/1/01      $  4,460,000         $  4,458,214
State Health And Educational Facilities Authority
 (St. Francis Medical Center), LOC Credit Local de France        2.75%       6/1/26           865,000 (e)          865,000
St. Charles County Industrial Development Authority IDR
 (Remington Apartments), Guaranty: FNMA                          2.60%       2/1/23         2,000,000 (e)        2,000,000
                                                                                                              ------------
                                                                                                                 7,323,214
                                                                                                              ------------
MONTANA (0.78%)
State Health Facilities Authority Revenue Bonds Series A
 (Health Care Pooled Loan Program), FGIC Insured                 2.70%      12/1/15         3,805,000 (e)        3,805,000
                                                                                                              ------------
NEVADA (0.84%)
City of Reno, MBIA Insured                                       2.75%      5/15/23         4,100,000 (e)        4,100,000
                                                                                                              ------------
NEW JERSEY (0.87%)
Economic Development Authority Revenue (Trenton Office
 Complex), Escrowed in Governments                               2.83%      6/15/02         2,300,000 (e)        2,244,464
State Economic Development Authority (El Dorado),
 Guaranty: Dow Chemical                                          2.60%      12/1/21         2,000,000 (e)        2,000,000
                                                                                                              ------------
                                                                                                                 4,244,464
                                                                                                              ------------
NEW YORK (3.34%)
New York City G.O., AMBAC Insured                                2.65%      8/15/18           700,000 (e)          700,000
New York City G.O., LOC Morgan Guaranty                          2.60%       8/1/16           965,000 (e)          965,000
New York City G.O., LOC Morgan Guaranty                          2.60%       8/1/21         1,600,000 (e)        1,600,000
New York City Municipal Water Finance Authority,
 FGIC Insured                                                    2.65%      6/15/22         1,800,000 (e)        1,800,000
State Energy Research and Development Authority, LOC
 Morgan Guaranty                                                 2.60%       6/1/29         1,050,000 (e)        1,050,000
State Energy Research and Development Authority
 (Orange & Rockland Project), FGIC Insured                       2.35%      10/1/14         3,500,000 (e)        3,500,000
State Local Government Assistance Corporation, LOC
 Bank of Nova Scotia                                             2.35%       4/1/25         6,750,000 (e)        6,750,000
                                                                                                              ------------
                                                                                                                16,365,000
                                                                                                              ------------
NORTH CAROLINA (1.90%)
State Medical Center Commission Revenue, AMBAC
 Insured                                                         2.75%     11/15/28         3,000,000 (e)        3,000,000
State Medical Care Commission Hospital (Angel Medical
 Care Center), LOC First Union                                   2.70%      10/1/16         3,400,000 (e)        3,400,000
State Medical Center Commission Revenues (Carolina
 Meadows Project), LOC Wachovia Bank                             2.75%       6/1/28         2,400,000 (e)        2,400,000
State Medical Center Commission Revenue, LOC
 First Union Bank                                                2.75%      10/1/13           500,000 (e)          500,000
                                                                                                              ------------
                                                                                                                 9,300,000
                                                                                                              ------------
NORTH DAKOTA (0.38%)
City of Grand Forks Health Care Facilities (United
 Hospital), LOC LaSalle National Bank                            2.75%      12/1/25         1,880,000 (e)        1,880,000
                                                                                                              ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                        MATURITY           PRINCIPAL              MARKET
                   NAME OF ISSUER (f)                        YIELD        DATE               AMOUNT             VALUE (a)
==========================================================================================================================
OHIO (5.64%)
City of Cleveland Tax Revenue, AMBAC Insured                  2.60%      5/15/24         $  5,700,000 (e)     $  5,700,000
State Air Quality Development Authority PCR (Cleveland
 Electric Illuminating Company Project), FGIC Insured         3.70%      10/9/01            2,000,000            2,000,000
State Air Quality Development Authority PCR (Cleveland
 Electric Illuminating Company Project), FGIC Insured         3.55%     10/11/01            7,000,000            7,000,000
State Housing Finance Agency Multifamily Housing
 Revenue (Kenwood Retirement), LOC Morgan Guaranty            2.60%      12/1/15            4,400,000 (e)        4,400,000
State Water Development Authority (Cleveland Electric
 Company), FGIC Insured                                       3.15%      9/12/01            2,400,000            2,400,000
Warren County Ohio Health Care Facility (Otterbein
 Homes), LOC Fifth Third Bank                                 2.85%       7/1/23            6,109,000 (e)        6,109,000
                                                                                                              ------------
                                                                                                                27,609,000
                                                                                                              ------------
OKLAHOMA (0.20%)
Garfield County Industrial Authority PCR, Guaranty:
 Oklahoma Gas & Electric                                      2.75%       1/1/25            1,000,000 (e)        1,000,000
                                                                                                              ------------
PENNSYLVANIA (5.00%)
Allegheny County IDA (Longwood at Oakmont Project),
 LOC Dresdner Bank                                            2.75%       7/1/27            2,200,000 (e)        2,200,000
Allegheny County IDA (Longwood at Oakmont Project),
 LOC Dresdner Bank                                            2.75%       7/1/27              500,000 (e)          500,000
Allegheny County IDA (Longwood at Oakmont Project),
 LOC Dresdner Bank                                            2.75%       7/1/27              100,000 (e)          100,000
City of Pittsburgh Water and Sewer System Revenue,
 Prerefunded and Escrowed In Governments                      4.35%       9/1/01            1,185,000            1,210,710
Dauphin County School District General Authority,
 AMBAC Insured                                                4.40%       9/1/01            5,340,000            5,340,146
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                                 2.60%      12/1/20            1,600,000 (e)        1,600,000
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                                 2.60%      12/1/20            1,200,000 (e)        1,200,000
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                                 2.60%      12/1/20            1,400,000 (e)        1,400,000
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                                 2.60%      12/1/20            1,400,000 (e)        1,400,000
Quakertown General Authority, LOC PNC Bank                    2.40%       7/1/05            8,500,000 (e)        8,500,000
Quakertown Hospital Authority, LOC PNC Bank                   2.40%       7/1/26            1,045,000 (e)        1,045,000
                                                                                                              ------------
                                                                                                                24,495,856
                                                                                                              ------------
RHODE ISLAND (0.42%)
State Depositors Economic Protection Corporation,
 Prerefunded and Escrowed in Governments                      4.35%       8/1/01            2,000,000            2,040,000
                                                                                                              ------------
SOUTH CAROLINA (3.04%)
State Housing Finance and Development Authority
 (Oakridge McGuire), LOC First Union Bank                     2.70%       7/1/07            1,990,000 (e)        1,990,000
State Job Development Authority (Orangeburg Regional
 Medical Center), AMBAC Insured                               2.55%      2/15/28            1,090,000 (e)        1,090,000
State Jobs Economic Development Authority (Catholic
 Diocese), LOC Bank of America                                2.70%       9/1/16            4,700,000 (e)        4,700,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                          MATURITY         PRINCIPAL           MARKET
                      NAME OF ISSUER (f)                         YIELD      DATE            AMOUNT           VALUE (a)
=======================================================================================================================
SOUTH CAROLINA (CONTINUED)
York County PCR, Guaranty: Duke Power Co.                         2.65%    8/14/01      $  4,900,000       $  4,900,000
York County PCR, Guaranty: Baltimore Gas & Electric               2.70%    8/28/01         2,200,000          2,200,000
                                                                                                           ------------
                                                                                                             14,880,000
                                                                                                           ------------
SOUTH DAKOTA (0.29%)
Lawrence County PCR, LOC JP Morgan Chase                          2.75%     7/1/32         1,400,000 (e)      1,400,000
                                                                                                           ------------
TENNESSEE (2.58%)
Bradley County IDR (Olin Corporation Project), LOC
 Wachovia Bank                                                    2.75%    11/1/17         1,300,000 (e)      1,300,000
City of Memphis G.O.                                              4.37%    11/1/01         1,135,000          1,138,116
Montgomery County Public Building Authority, LOC
 Nations Bank                                                     2.65%     7/1/15         5,000,000 (e)      5,000,000
Nashville & Davison County Health and Educational Facility
 (Meharry Medical College Project), LOC Nations Bank              2.65%     8/1/18         5,220,000 (e)      5,220,000
                                                                                                           ------------
                                                                                                             12,658,116
                                                                                                           ------------
TEXAS (8.59%)
Amarillo ISD, PSF Guaranty                                        2.93%     2/1/02         2,000,000          1,971,305
Austin ISD G.O.                                                   4.37%     8/1/01         1,000,000          1,000,000
Brazos River Harbor Navigation District, Guaranty:
 Dow Chemical                                                     2.80%    11/1/22         2,585,000 (e)      2,585,000
City of Austin Utility System Revenue, FSA Insured                4.40%   11/15/01         1,120,000          1,123,438
Coastal Water Authority Revenue, Escrowed in Governments          3.35%   12/15/01         1,335,000          1,318,695
Farmers Branch, Guaranty: Sysco Corporation                       4.40%    11/1/01         1,950,000          1,962,094
Harlingen ISD, PSF Guaranty                                       2.85%    2/15/02         2,405,000          2,368,663
Harris County, MBIA Insured                                       2.83%    8/15/02         2,000,000          1,942,600
San Antonio Health Facilities Authority (Clinical Foundation
 Project), LOC Wells Fargo                                        2.65%     6/1/20         3,100,000 (e)      3,100,000
San Antonio ISD, PSF Guaranty                                     4.40%    8/15/01           840,000            841,005
Tarrant County Housing Finance Corporation Revenue,
 FNMA Collateralized                                              2.65%    2/15/18         4,000,000 (e)      4,000,000
State Municipal Power Agency, MBIA Insured                        4.35%     9/1/01         3,000,000          3,001,103
State Public Finance Authority                                    2.65%     8/6/01         1,450,000          1,450,000
State Public Finance Authority                                    2.45%    8/20/01         7,000,000          7,000,000
State Public Finance Authority                                    2.55%   11/13/01         3,600,000          3,600,000
State Water Resource Finance Authority Revenue,
 AMBAC Insured                                                    3.45%    8/15/01         4,805,000          4,805,355
                                                                                                           ------------
                                                                                                             42,069,258
                                                                                                           ------------
UTAH (2.25%)
Intermountain Power Agency, AMBAC Insured                         2.60%   10/24/01        11,000,000         11,000,000
                                                                                                           ------------
VIRGINIA (1.80%)
Alexandria IDA (Pooled Income Program), LOC
 Bank of America                                                  2.65%     7/1/26         6,200,000 (e)      6,200,000
City of Hampton Redevelopment and Housing Authority
 (Shoreline Apartments Project), Guaranty FHLMC                   2.65%    12/1/19         2,635,000 (e)      2,635,000
                                                                                                           ------------
                                                                                                              8,835,000
                                                                                                           ------------
WASHINGTON (3.43%)
Port of Seattle IDR Airport Revenue (Alaska Air), LOC
 Bank of New York                                                 2.80%    12/1/09         2,600,000 (e)      2,600,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                         MATURITY         PRINCIPAL              MARKET
                   NAME OF ISSUER (f)                      YIELD           DATE             AMOUNT             VALUE (a)
=========================================================================================================================
WASHINGTON (CONTINUED)
State Economic Development Revenue, (Pioneer Human
 Services), LOC U.S. Bank                                  2.85%          9/1/18        $  2,200,000 (e)     $  2,200,000
State Housing and Finance Commission (Christa), LOC
 U.S. Bank                                                 2.70%          7/1/11           1,000,000 (e)        1,000,000
State Housing and Finance Commission (Emerald Heights),
 LOC U.S. Bank                                             2.75%          1/1/21           1,800,000 (e)        1,800,000
State Housing and Finance Commission (Riverview
 Retirement), LOC U.S. Bank                                2.70%          7/1/22           2,100,000 (e)        2,100,000
State Housing and Finance Commission (Rockwood
 Retirement Home), LOC Wells Fargo                         2.85%          1/1/30           4,600,000 (e)        4,600,000
State Housing and Finance Commission (YMCA of Seattle),
 LOC U.S. Bank                                             2.75%          7/1/11           2,500,000 (e)        2,500,000
                                                                                                             ------------
                                                                                                               16,800,000
                                                                                                             ------------
WEST VIRGINIA (0.17%)
Marshall County Revenue (Bayer Project), Guaranty:
 Bayer Corporation                                         2.80%          3/1/09             825,000 (e)          825,000
                                                                                                             ------------
WISCONSIN (3.21%)
Lacrosse IDA (Dairyland Power), AMBAC Insured              2.70%          2/1/15           1,710,000 (e)        1,710,000
State Health and Education Facilities Authority Revenue
 (St. Johns United Church Project), LOC U.S. Bank          2.80%          2/1/30           1,175,000 (e)        1,175,000
State Health and Education Facilities, MBIA Insured        2.65%          8/1/29           1,850,000 (e)        1,850,000
State Health and Education Facilities, LOC U.S. Bank       2.55%         8/21/01           7,200,000            7,200,000
State School District Cash Flow Management Program,
 Guaranty: Fond du Lac School District                     4.35%         11/1/01           3,800,000            3,803,684
                                                                                                             ------------
                                                                                                               15,738,684
-------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $488,215,882) (b)                                                     $488,215,882
=========================================================================================================================


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2001


                                                               MATURITY            PRINCIPAL              MARKET
              NAME OF ISSUER (f)                    YIELD        DATE               AMOUNT              VALUE (a)
==================================================================================================================
                       (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.68%):
------------------------------------------------------------------------------------------------------------------
AEROSPACE (4.63%)
United Technologies                                  3.68%      8/29/01         $  17,000,000 (c)     $ 16,951,342
                                                                                                      ------------
AGRICULTURAL (4.09%)
Cargill Inc.                                         3.72%      8/21/01            15,000,000 (c)       14,969,000
                                                                                                      ------------
BANKS - DOMESTIC (9.03%)
Bank One N.A.                                        3.83%     10/29/01            10,000,000 (d)       10,002,935
Bank One N.A.                                        6.70%      10/5/01             8,000,000            8,000,000
Wachovia Bank                                        3.84%       1/7/02            15,000,000 (d)       15,000,000
                                                                                                      ------------
                                                                                                        33,002,935
                                                                                                      ------------
BANKS - OTHER (1.42%)
Louis Dreyfus Corporation, LOC Dresdner Bank         3.80%       8/2/01             5,215,000            5,214,450
                                                                                                      ------------
CONGLOMERATES (7.10%)
Diageo Capital                                       3.98%       8/3/01             8,000,000 (c)        7,998,231
Dover Corporation                                    3.74%      8/10/01            18,000,000 (c)       17,983,170
                                                                                                      ------------
                                                                                                        25,981,401
                                                                                                      ------------
DRUGS & COSMETICS (4.10%)
Pfizer Inc.                                          3.79%       8/3/01            14,995,000 (c)       14,991,843
                                                                                                      ------------
FINANCIAL - AUTO (1.24%)
General Motors Acceptance Corporation                4.51%      12/1/01             4,500,000            4,525,316
                                                                                                      ------------
FINANCIAL - DIVERSIFIED BUSINESS (9.41%)
Associates Corporation of North America              4.35%      2/15/02               500,000              502,822
General Electric Capital Corporation                 3.63%      1/16/02             3,870,000            3,804,442
Goldman Sachs Group                                  3.62%      1/18/02             7,000,000            6,880,339
Goldman Sachs Group                                  4.72%      3/21/02            11,000,000           11,000,000
Household Finance Corporation                        3.67%      9/18/01             5,250,000            5,224,310
Merrill Lynch & Company                              6.42%      12/7/01             7,000,000            7,000,000
                                                                                                      ------------
                                                                                                        34,411,913
                                                                                                      ------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (23.89%)
Barton Capital Corporation                           3.80%       8/1/01            15,000,000 (c)       15,000,000
Edison Asset Securitization                          3.68%       9/7/01            11,945,000 (c)       11,899,821
Pooled Accounts Receivable Corporation               3.77%      8/24/01            15,820,000 (c)       15,781,896
Preferred Receivables Funding Corporation            3.78%      8/13/01             8,730,000            8,719,000
Receivables Capital Corporation                      3.75%       8/9/01            18,000,000           17,985,000
Windmill Funding Corporation                         3.71%      8/28/01            18,000,000 (c)       17,949,915
                                                                                                      ------------
                                                                                                        87,335,632
                                                                                                      ------------
FOOD AND BEVERAGE (4.71%)
Sara Lee Corporation                                 3.60%      9/24/01             4,255,000            4,232,023
Sysco Corporation                                    3.90%      8/16/01            12,995,000 (c)       12,974,046
                                                                                                      ------------
                                                                                                        17,206,069
                                                                                                      ------------
HOUSEHOLD PRODUCTS (1.64%)
Proctor & Gamble                                     3.65%       9/4/01             6,000,000            5,979,317
                                                                                                      ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

JULY 31, 2001


                                                                 MATURITY          PRINCIPAL              MARKET
                   NAME OF ISSUER (f)                  YIELD       DATE             AMOUNT              VALUE (a)
==================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
MANUFACTURING (4.05%)
Avery Dennison Corporation                              3.90%      8/1/01        $    490,000 (c)     $    490,000
Caterpillar Financial Services Inc.                     4.72%     9/12/01           4,300,000            4,303,061
John Deere Capital Corporation                          3.86%     3/21/02          10,000,000 (d)       10,000,351
                                                                                                      ------------
                                                                                                        14,793,412
                                                                                                      ------------
OIL SERVICES (4.90%)
Texaco Inc.                                             3.67%     9/11/01          18,000,000           17,924,765
                                                                                                      ------------
PHARMACEUTICAL (1.51%)
Schering-Plough Corporation                             3.64%     9/17/01           5,530,000            5,503,720
                                                                                                      ------------
PRINTING & PUBLISHING (7.18%)
Knight-Ridder                                           3.58%     9/20/01          17,000,000           16,915,472
McGraw-Hill Company                                     3.85%     8/31/01           9,370,000            9,339,938
                                                                                                      ------------
                                                                                                        26,255,410
                                                                                                      ------------
UTILITIES - ELECTRIC (8.04%)
Baltimore Gas & Electric                                7.25%      7/1/02          12,700,000           13,064,148
Duke Energy Corporation                                 3.70%     8/20/01          16,345,000           16,313,082
                                                                                                      ------------
                                                                                                        29,377,230
                                                                                                      ------------
UTILITIES - TELEPHONE (2.74%)
Bellsouth Corporation                                   4.30%     4/26/02          10,000,000            9,999,043
------------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $364,422,798)                             $364,422,798
------------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost: $364,422,798)(b)                                                $364,422,798
==================================================================================================================


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JULY 31, 2001


                                                                               MATURITY      PRINCIPAL           MARKET
                        NAME OF ISSUER (f)                            YIELD      DATE         AMOUNT           VALUE (a)
==========================================================================================================================
                           (Percentages of each investment category relate to total net assets.)
ALABAMA (0.29%)
State Municipal Electric Authority Power Supply Revenue,
 MBIA Insured                                                          4.43%    9/1/01     $    500,000       $    500,540
                                                                                                              ------------
ALASKA (1.13%)
North Slope, Borough, MBIA Insured                                     2.83%   6/30/02        2,000,000          1,949,425
                                                                                                              ------------
ARIZONA (2.21%)
Scottsdale IDA Hospital Revenue, AMBAC Insured                         2.90%    9/1/22        3,800,000 (e)      3,800,000
                                                                                                              ------------
ARKANSAS (0.34%)
Fayetteville Public Facilities Board (Butterfield Trail Project),
 LOC Dresdner Bank                                                     2.75%    9/1/27          585,000 (e)        585,000
                                                                                                              ------------
COLORADO (1.16%)
East Smokey Hill Metro District #2, LOC US Bank                        4.45%   12/1/01        2,000,000          2,000,000
                                                                                                              ------------
FLORIDA (6.97%)
Dade County Health Facilities Authority (Miami Children's
 Hospital Project), AMBAC Insured                                      2.75%    9/1/25        2,000,000 (e)      2,000,000
Miami Health Facilities Authority (Mercy Hospital), LOC
 Bank of America                                                       2.60%    8/1/20        2,035,000 (e)      2,035,000
Palm Beach County Housing Finance Development Authority,
 LOC CS First Boston                                                   2.60%   11/1/07        4,700,000 (e)      4,700,000
Palm Beach County Housing Finance Development Authority,
 Guaranty: CS First Boston                                             2.60%   11/1/27        1,500,000 (e)      1,500,000
State Housing Finance Agency, Guaranty: FHLMC                          2.70%   12/1/05        1,000,000 (e)      1,000,000
State Housing Finance Agency (Crossings Multifamily),
 Guaranty: FHLMC                                                       2.70%    2/1/08          240,000 (e)        240,000
St. Johns County Industrial Development Authority Health
 Care (Glenmoor St. Johns Project), Guaranty: LaSalle Bank             2.60%    1/1/07          500,000 (e)        500,000
                                                                                                              ------------
                                                                                                                11,975,000
                                                                                                              ------------
GEORGIA (4.49%)
Clayton County Housing Authority, Guaranty: FNMA                       2.65%    9/1/26        2,215,000 (e)      2,215,000
DeKalb County Development Authority Revenue (Metro
 Atlanta YMCA Project), LOC Wachovia Bank                              2.60%    6/1/20        1,000,000 (e)      1,000,000
DeKalb Private Hospital Authority, LOC
 Suntrust Bank                                                         2.60%    3/1/24        1,700,000 (e)      1,700,000
DeKalb Private Hospital Authority (Children's Health Care
 Project), LOC Suntrust Bank                                           2.60%   12/1/28        2,700,000 (e)      2,700,000
Hapeville Development Authority (Hapeville Hotel Project),
 LOC Deutsche Bank                                                     2.70%   11/1/15          100,000 (e)        100,000
                                                                                                              ------------
                                                                                                                 7,715,000
                                                                                                              ------------
HAWAII (0.59%)
Honolulu City & County Series A, Escrowed in Governments               3.12%    4/1/02        1,000,000          1,012,837
                                                                                                              ------------
IDAHO (1.05%)
State Health Facility Revenue, FSA Insured                             2.75%    7/1/30        1,800,000 (e)      1,800,000
                                                                                                              ------------
ILLINOIS (9.82%)
Joliet Regional Port District Revenue (Terminal Facilities
 Project), Guaranty: Dow Chemical                                      2.80%   7/15/03        6,305,000 (e)      6,305,000
State Educational Facility Authority (Cultural Pool Program),
 LOC Bank One                                                          2.70%   12/1/25        3,780,000 (e)      3,780,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                            MATURITY        PRINCIPAL            MARKET
                      NAME OF ISSUER (f)                         YIELD        DATE            AMOUNT           VALUE (a)
==========================================================================================================================
ILLINOIS (CONTINUED)
State Educational Facility Authority Revenue (Lincoln Park),
 LOC LaSalle National Bank                                       2.70%        1/1/29      $    400,000 (e)    $    400,000
State Health & Education, LOC Bank One                           2.58%        1/1/28         2,300,000 (e)       2,300,000
State Health Facilities Authority Revenue, MBIA Insured          4.39%        8/1/01         1,025,000           1,025,000
State Health Facility Authority (Alexian Brothers Medical
 Center), MBIA Insured                                           3.40%       8/22/01         1,000,000           1,000,000
State Regional Transportation Authority, FGIC Insured            4.40%       11/1/01         2,055,000           2,063,260
                                                                                                              ------------
                                                                                                                16,873,260
                                                                                                              ------------
INDIANA (4.77%)
Princeton PCR (PSI Energy Inc.), LOC Morgan Guaranty             2.70%        4/1/22         1,300,000 (e)       1,300,000
State Health Facilities Finance Authority (Capital Access
 Designated Pool Program), LOC Comerica Bank                     2.75%        1/1/12         1,500,000 (e)       1,500,000
State Health Facilities Finance Authority (Capital Access
 Designated Pool Program), LOC Comerica Bank                     2.75%        4/1/13           200,000 (e)         200,000
State Health Facilities Finance Authority Hospital Revenue,
 LOC NBD Bank                                                    2.65%       11/1/20         2,000,000 (e)       2,000,000
State Health Facilities Finance Authority, LOC First Chicago     2.65%        1/1/22         2,500,000 (e)       2,500,000
State Hospital Equipment Financing Authority, MBIA Insured       2.75%       12/1/15           700,000 (e)         700,000
                                                                                                              ------------
                                                                                                                 8,200,000
                                                                                                              ------------
IOWA (3.17%)
State Finance Authority Revenue (Small Business
 Development), Guaranty: DuPont de Nemours                       2.65%       11/1/15         1,700,000 (e)       1,700,000
State Finance Authority Revenue (Diocese of Sioux City),
 LOC Wells Fargo                                                 2.65%        3/1/19         2,775,000 (e)       2,775,000
State Higher Education Authority Revenue (Palmer
 Chiropractic), LOC U.S. Bancorp                                 2.85%        4/1/27           970,000 (e)         970,000
                                                                                                              ------------
                                                                                                                 5,445,000
                                                                                                              ------------
KANSAS (0.73%)
State Development Finance Authority (Shalom Obligated
 Group), LOC LaSalle National Bank                               2.75%      11/15/28         1,250,000 (e)       1,250,000
                                                                                                              ------------
KENTUCKY (2.70%)
Breckinridge County Revenue, LOC U.S. Bancorp                    2.65%        2/1/31         2,600,000 (e)       2,600,000
State Property and Buildings Community Revenue, Escrowed
 in Governments                                                  4.35%        8/1/01         2,000,000           2,040,000
                                                                                                              ------------
                                                                                                                 4,640,000
                                                                                                              ------------
LOUISIANA (1.11%)
State Public Facilities Authority Health Care, AMBAC Insured     2.70%       8/28/01         1,300,000           1,300,000
State Public Facilities Authority (Kenner Hotel), LOC
 Deutsche Bank                                                   2.70%       12/1/15           600,000 (e)         600,000
                                                                                                              ------------
                                                                                                                 1,900,000
                                                                                                              ------------
MARYLAND (1.11%)
Montgomery County Housing Opportunities Community
 Multifamily Revenue (Oakwood Apartments), LOC FHLMC             2.65%       11/1/07         1,900,000 (e)       1,900,000
                                                                                                              ------------
MASSACHUSETTS (2.30%)
State Health and Educational Facilities Authority Revenue
 (Capital Assets Program), MBIA Insured                          2.70%        1/1/35         1,900,000 (e)       1,900,000
State Housing Finance Agency, FNMA Collateralized                3.25%       5/15/02         2,000,000           2,046,010
                                                                                                              ------------
                                                                                                                 3,946,010
                                                                                                              ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                            MATURITY        PRINCIPAL            MARKET
                      NAME OF ISSUER (f)                           YIELD      DATE            AMOUNT           VALUE (a)
=========================================================================================================================
MICHIGAN (2.91%)
Midland County Economic Development Corporation,
 Guaranty: Dow Chemical                                            2.80%    12/1/15       $  5,000,000 (e)   $  5,000,000
                                                                                                             ------------
MINNESOTA (2.90%)
City of Arden Hills Housing and Health Care Revenue
 (Presbyterian Homes), LOC U.S. Bancorp                            2.75%     9/1/29          1,176,000 (e)      1,176,000
City of Cohasset (MN Power & Light Project), LOC ABN
 AMRO                                                              2.75%    12/1/07            200,000 (e)        200,000
St. Paul Housing and Redevelopment Authority (Science
 Museum of MN Project), LOC US Bancorp                             2.65%     5/1/27          3,610,000 (e)      3,610,000
                                                                                                             ------------
                                                                                                                4,986,000
                                                                                                             ------------
MISSISSIPPI (4.99%)
Clairborne County PCR, LOC National Rural Utilities
 Cooperative Finance Corporation                                   3.55%   10/10/01          2,575,000          2,575,000
Clairborne County PCR, LOC National Rural Utilities
 Cooperative Finance Corporation                                   3.40%     9/5/01          4,000,000          4,000,000
Jackson County PCR, Guaranty: Chevron Corporation                  2.70%     6/1/23          2,000,000 (e)      2,000,000
                                                                                                             ------------
                                                                                                                8,575,000
                                                                                                             ------------
MISSOURI (1.56%)
Independence IDA (Groves & Graceland), LOC Credit Local
 de France                                                         2.75%    11/1/27            680,000 (e)        680,000
State Development Finance Board Infrastructure, Guaranty:
 Canadian Imperial Bank of Commerce                                4.42%    12/1/01          2,000,000          1,999,199
                                                                                                             ------------
                                                                                                                2,679,199
                                                                                                             ------------
MONTANA (2.55%)
State Health Facilities Authority Revenue, Health Care Pooled
 Loan Program Series A, FGIC Insured                               2.70%    12/1/15          4,380,000 (e)      4,380,000
                                                                                                             ------------
NEW JERSEY (1.22%)
State Economic Development Authority (El Dorado),
 Guaranty: Dow Chemical                                            2.60%    12/1/21          2,100,000 (e)      2,100,000
                                                                                                             ------------
NEW YORK (1.67%)
New York City G.O., LOC Morgan Guaranty                            2.65%     8/1/17          1,000,000 (e)      1,000,000
New York City Municipal Water Finance Authority, FGIC
 Insured                                                           2.65%    6/15/22          1,550,000 (e)      1,550,000
State Energy Resource and Development Revenue, LOC
 Morgan Guaranty                                                   2.60%     6/1/29            325,000 (e)        325,000
                                                                                                             ------------
                                                                                                                2,875,000
                                                                                                             ------------
NORTH CAROLINA (0.81%)
State Medical Care Commission Revenue, LOC
 First Union Bank                                                  2.75%    10/1/13          1,400,000 (e)      1,400,000
                                                                                                             ------------
NORTH DAKOTA (0.50%)
Grand Forks Health Care Facilities (United Hospital), LOC
 LaSalle National Bank                                             2.75%    12/1/25            865,000 (e)        865,000
                                                                                                             ------------
OHIO (6.20%)
State Air Quality Development Authority PCR,
 FGIC Insured                                                      2.65%   10/11/01          4,500,000          4,500,000
State Housing Finance Agency Multifamily Housing Revenue
 (Kenwood Retirement), LOC Morgan Guaranty                         2.60%    12/1/15            900,000 (e)        900,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                            MATURITY        PRINCIPAL             MARKET
                     NAME OF ISSUER (f)                          YIELD        DATE            AMOUNT            VALUE (a)
==========================================================================================================================
OHIO (CONTINUED)
Warren County Health Care Facilities (Otterbein Homes
 Project), LOC Fifth Third Bank                                   2.85%      7/1/23       $  5,250,000 (e)    $  5,250,000
                                                                                                              ------------
                                                                                                                10,650,000
                                                                                                              ------------
PENNSYLVANIA (8.50%)
Allegheny County IDR (Longwood at Oakmont), LOC
 Dresdner Bank                                                    2.75%      7/1/27            485,000 (e)         485,000
Allegheny County IDR (Longwood at Oakmont), LOC
 Dresdner Bank                                                    2.75%      7/1/27          1,000,000 (e)       1,000,000
City of Philadelphia Water and Sewer, Prerefunded and
 Escrowed in Governments                                          3.30%      8/1/01          1,000,000           1,020,000
Dauphin County General Authority School District, AMBAC
 Insured                                                          4.40%      9/1/01          2,000,000           2,000,041
Delaware Valley Regional Finance Authority, LOC CS First
 Boston                                                           2.60%     12/1/20            100,000 (e)         100,000
Quakertown Hospital Authority Revenue, LOC
 PNC Bank                                                         2.40%      7/1/05          5,000,000 (e)       5,000,000
Washington County (Higher Education Pool Lease), LOC First
 Union Bank                                                       2.75%     11/1/05          5,000,000           5,000,000
                                                                                                              ------------
                                                                                                                14,605,041
                                                                                                              ------------
SOUTH CAROLINA (3.26%)
York County PCR, Guaranty: Duke Energy Corporation                2.65%     8/14/01          3,600,000           3,600,000
York County PCR, Guaranty: Duke Energy Corporation                2.70%     8/21/01          2,000,000           2,000,000
                                                                                                              ------------
                                                                                                                 5,600,000
                                                                                                              ------------
TENNESSEE (1.56%)
Bradley County IDR (Olin Corporation Project), LOC
 Wachovia Bank                                                    2.75%     11/1/17            300,000 (e)         300,000
Metro Government, Nashville Davidson County, LOC Bank
 of America                                                       2.65%     10/1/26            800,000 (e)         800,000
Nashville & Davison County Health and Educational Facility
 (Meharry Medical College Project), LOC NationsBank               2.65%      8/1/18          1,580,000 (e)       1,580,000
                                                                                                              ------------
                                                                                                                 2,680,000
                                                                                                              ------------
TEXAS (4.80%)
Brazos River Harbor Navigation District, Guaranty: Dow
 Chemical Corporation                                             2.80%      8/1/22            500,000 (e)         500,000
City of Corpus Christi G.O., Escrowed In Governments              3.20%     11/1/01          1,175,000           1,184,538
City of Los Fresnos Consolidated ISD G.O., PSF Guaranty           4.40%     8/15/01          1,035,000           1,035,230
College Station ISD, Guaranty: Texas PSF                          5.50%     8/15/02          1,000,000           1,027,361
Grayson County Industrial Development Corporation,
 Guaranty: Aluminum Company of America                            2.60%     12/1/02          2,000,000 (e)       2,000,000
Harris County, MBIA Insured                                       2.83%     8/15/02          1,000,000             971,300
Spring Branch Independent School District, PSF Guaranty           3.30%      2/1/02          1,000,000             983,870
State Public Finance Authority                                    2.65%      8/6/01            550,000             550,000
                                                                                                              ------------
                                                                                                                 8,252,299
                                                                                                              ------------
UTAH (2.21%)
Salt Lake City IDR (Parkview Plaza), LOC Bank One                 2.75%     12/1/14          3,800,000 (e)       3,800,000
                                                                                                              ------------
WASHINGTON (3.45%)
Lewis County Public Utility District, Prerefunded and
 Escrowed in Governments                                          4.35%     10/1/01          1,500,000           1,535,365


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                             MATURITY        PRINCIPAL            MARKET
                       NAME OF ISSUER (f)                          YIELD       DATE            AMOUNT           VALUE (a)
==========================================================================================================================
WASHINGTON (CONTINUED)
State Economic Development Revenue (Pioneer Human
 Services), LOC U.S. Bank                                           2.85%     9/1/18       $  1,000,000 (e)   $  1,000,000
State Health Care Facilities Authority (Fred Hutchinson Cancer
 Center), LOC Bank Of America                                       2.85%     1/1/29            800,000 (e)        800,000
State Housing and Finance Commission (Emerald Heights),
 LOC U.S. Bank                                                      2.75%     1/1/21          2,600,000 (e)      2,600,000
                                                                                                              ------------
                                                                                                                 5,935,365
                                                                                                              ------------
WEST VIRGINIA (1.85%)
Marshall County (Bayer Project), Guaranty: Bayer Corporation        2.80%     3/1/09          3,175,000 (e)      3,175,000
                                                                                                              ------------
WISCONSIN (3.55%)
State Housing and Economic Development Authority Revenue,
 AMBAC Insured                                                      2.80%    8/15/30          3,600,000 (e)      3,600,000
State School District Cash Flow Management Program,
 Guaranty: Fond du Lac School District G.O.                         4.35%    11/1/01          2,500,000          2,502,424
                                                                                                              ------------
                                                                                                                 6,102,424
                                                                                                              ------------
WYOMING (1.16%)
Sweetwater County PCR, LOC Union Bank
 of Switzerland                                                     2.65%   10/11/01          2,000,000 (e)      2,000,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $171,152,400) (b)                                                      $171,152,400
==========================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 2001.
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2001. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(f)  Portfolio abbreviations:

                    AMBAC - American Municipal Bond Association Corporation
                     FGIC - Financial Guaranty Insurance Corporation
                    FHLMC - Federal Home Loan Mortgage Corporation
                     FNMA - Federal National Mortgage Association
                      FSA - Financial Security Assurance Corporation
                       GO - General Obligation
                      IDA - Industrial Development Authority
                      IDR - Industrial Development Revenue
                      ISD - Independent School District
                      LOC - Letter of Credit
                     MBIA - Municipal Bond Insurance Association
                      PCR - Pollution Control Revenue
                      PSF - Permanent School Fund

PRICEWATERHOUSECOOPERS [LOGO]


--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      650 Third Avenue South
                                                      Suite 1300
                                                      Minneapolis, MN 55402
                                                      Telephone (612) 596 6000
                                                      Facsimile (612) 373 7160






To the Board of Directors and Shareholders of Great Hall Investment Funds, Inc.:


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Great Hall Investment Funds, Inc. (comprised of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund, hereafter referred to as the Funds) at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements of the Funds as of July 31, 2000 and for the periods then ended were audited by other independent accountants whose report dated September 1, 2000 expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP


September 11, 2001

FEDERAL TAX INFORMATION (UNAUDITED)



--------------------------------------------------------------------------------
Information for federal income tax purposes is presented as an aid for shareholders in reporting the distributions shown below:


Distributions paid during the fiscal year ended July 31, 2001:

                                     PRIME     U.S. GOVERNMENT    TAX-FREE    INST'L PRIME   INST'L TAX-FREE
                                     MONEY          MONEY          MONEY          MONEY           MONEY
                                  MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND     MARKET FUND
============================================================================================================
PAYABLE DATE                       PER SHARE      PER SHARE      PER SHARE      PER SHARE       PER SHARE
============================================================================================================
August 31 ...................       $0.00516       $0.00512       $0.00297       $0.00537       $0.00316
October 2 ...................        0.00514        0.00511        0.00321        0.00537        0.00349
October 31 ..................        0.00496        0.00495        0.00303        0.00519        0.00324
November 30 .................        0.00497        0.00496        0.00307        0.00521        0.00324
January 2 ...................        0.00530        0.00530        0.00316        0.00557        0.00331
January 31 ..................        0.00478        0.00473        0.00219        0.00509        0.00243
February 28 .................        0.00404        0.00411        0.00236        0.00426        0.00257
April 2 .....................        0.00424        0.00423        0.00234        0.00452        0.00262
April 30 ....................        0.00365        0.00358        0.00249        0.00388        0.00268
May 31 ......................        0.00345        0.00346        0.00240        0.00384        0.00261
July 2 ......................        0.00301        0.00305        0.00205        0.00340        0.00222
July 31 .....................        0.00270        0.00272        0.00177        0.00311        0.00192
------------------------------------------------------------------------------------------------------------
                                    $0.05140       $0.05132       $0.03104       $0.05481       $0.03349
============================================================================================================

SOURCE OF DISTRIBUTIONS

During the period ending July 31, 2001 100% of the Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

FEDERAL TAXATION

Exempt interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income but need to be reported on the income tax return for information purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 2002, the Funds will provide the shareholders with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Income distributions for the Prime Money Market Fund, U.S. Government Money Market Fund, and Institutional Prime Money Market Fund are taxable as ordinary dividend income and none qualify for the corporate dividends received deduction. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

Great Hall Investment Funds, Inc.                                      PRSRT STD
60 South Sixth Street                                                 US POSTAGE
Minneapolis, MN 55402                                                    PAID
(800) 934-6674                                                        PERMIT 100
                                                                        MPLS MN








                                                                    M4111 (9/01)